Consolidated Statements of Shareholders’ Equity/(Deficit) - USD ($) $ in Thousands	Ordinary shares	Additional Paid in capital	Treasury stock	Statutory reserve	Accumulated deficit	Accumulated other comprehensive income (loss)	Meta Data Limited shareholders’ equity	Non- controlling interest	Total
Balance at Aug. 31, 2020	$ 6	$ 817,679	$ (40,110)	$ 1,792	$ (735,341)	$ 14,482	$ 58,508	$ 6,037	$ 64,545
Balance (in Shares) at Aug. 31, 2020	12,885,852,000
Comprehensive loss					(772,021)	(1,002)	(773,023)	(4,788)	(777,811)
Net income									(777,892)
Appropriation of statutory reserves				643			643		643
Exercise of employee stock options		(47,037)	42,459				(4,578)		(4,578)
Exercise of employee stock options (in Shares)	337,427,000
Share-based compensation		6,635					6,635		6,635
Effect of change in reporting currency		48,982	(2,402)	108	(52,670)	866	(5,116)	362	(4,754)
Balance at Aug. 31, 2021	$ 6	826,259	(53)	2,543	(1,560,032)	14,346	(716,931)	1,611	(715,320)
Balance (in Shares) at Aug. 31, 2021	13,223,279,000
Comprehensive loss					(168,903)	(7,806)	(176,709)	(5,286)	(181,995)
Disposal of subsidiaries		(1,683)					(1,683)		(1,683)
Capital contribution	$ 8	28,492					28,500		28,500
Capital contribution (in Shares)	16,000,000,000
Net income									(174,189)
Exercise of employee stock options		(50)	50
Exercise of employee stock options (in Shares)	40,000
Share-based compensation		44,539					44,539		44,539
Effect of change in reporting currency		(2,214)	(18)	(250)	66,627	(19,684)	44,461	44	44,505
Balance at Aug. 31, 2022	$ 14	895,343	(21)	2,293	(1,662,308)	(13,144)	(777,823)	(3,631)	$ (781,454)
Balance (in Shares) at Aug. 31, 2022	29,223,319,000								29,200,000	[1]
Disposal of subsidiaries		(19,465)		(2,293)	21,758	13,144	13,144	3,631	$ 16,775
Issuance of ordinary shares and pre-funded warrants at private placement, net of issuance cost of $30,000	$ 63	74,907					74,970		74,970
Issuance of ordinary shares and pre-funded warrants at private placement, net of issuance cost of $30,000 (in Shares)	124,723,335,000
Net income					694,495		694,495		694,495
Share-based compensation		8					8		8
Share-based compensation (in Shares)	1,669,000
Balance at Aug. 31, 2023	$ 77	$ 950,793	$ (21)		$ (946,055)		$ 4,794		$ 4,794
Balance (in Shares) at Aug. 31, 2023	153,948,323,000								154,000,000	[1]

[1]	On May 11, 2023, the shareholders of the Company approved the consolidation of its ordinary share at a ratio of one-for-five hundred (the “share consolidation”), effective on May 15, 2023. Upon effective of the share consolidation, the ratio for each ADS was changed to one (1) ADS to two (2) Class A ordinary shares. Immediately following the share consolidation, the authorized share capital of the Company, as approved by the shareholders, were changed from US$50,000 divided into 100,000,000 shares of a par value of US$0.0005 each, comprising of (i) 75,406,315 Class A Ordinary Shares of a par value of US$0.0005 each, (ii) 4,593,684 Class B Ordinary Shares of a par value of US$0.0005 each, and (iii) 20,000,000 shares of a par value of US$0.0005 each to be designated by the board of directors, to US$100,000 divided into 200,000,000 shares of a par value of US$0.0005 each, comprising of (i) 140,000,000 Class A ordinary shares of a par value of US$0.0005 each, (ii) 20,000,000 Class B ordinary shares of a par value of US$0.0005 each, and (iii) 40,000,000 shares of a par value of US$0.0005 each to be designated by the board of directors (the “increase of authorized shares”). The issued and outstanding ordinary shares had been retrospectively adjusted from 14.6 billion ordinary shares to 29.2 million ordinary shares at August 31, 2022.